Provisions - Summary of Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
TOTAL	$ 50,305,226	$ 61,956,873	$ 59,365,840
Financial guarantees and loan commitments
Disclosure of other provisions [line items]
TOTAL	21,843,570	29,966,455	17,108,609
Provisions for termination plans
Disclosure of other provisions [line items]
TOTAL	2,395,054	2,302,570	2,206,052
For administrative, disciplinary and criminal penalties
Disclosure of other provisions [line items]
TOTAL	5,000	6,577	14,323
Other provisions
Disclosure of other provisions [line items]
TOTAL	26,061,602	29,681,271	40,036,856
Provisions commercial claims
Disclosure of other provisions [line items]
TOTAL	18,547,753	21,439,714	25,927,006
Provisions tax claims
Disclosure of other provisions [line items]
TOTAL	1,556,453	1,562,400	5,529,497
Provisions labor-related
Disclosure of other provisions [line items]
TOTAL	2,035,848	1,552,046	2,615,088
Others
Disclosure of other provisions [line items]
TOTAL	$ 3,921,548	$ 5,127,111	$ 5,965,265